NATURE OF OPERATIONS (Narrative) (Details) $ in Thousands, € in Millions	1 Months Ended			3 Months Ended					6 Months Ended
	Apr. 17, 2025 USD ($)	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Nature Of Operations [Line Items]
Accumulated deficit				$ 244,418	$ 237,010					$ 244,418
Research and development expenses				3,719		$ 4,646				6,505	$ 13,489
Omnichem [Member]
Nature Of Operations [Line Items]
Funds committed							€ 2.7	$ 2,900
Other long-term liabilities				$ 1,450						1,450
Research and development expenses										2,600
Installment One [Member] | Omnichem [Member]
Nature Of Operations [Line Items]
Funds committed		€ 1.3	$ 1,400
Installment Two [Member] | Omnichem [Member]
Nature Of Operations [Line Items]
Funds committed									€ 1.4	$ 1,500
Mayne Pharma Group Limited [Member] | Product Purchase Agreement [Member]
Nature Of Operations [Line Items]
Consideration for agreement	$ 16,000				$ 6,000	$ 10,000
Contract termination description	This agreement was executed following the mutual termination by Sol-Gel and Galderma of the exclusive five-year license agreement in the U.S. for both products